INCOME TAXES -Profit (loss) before provision for income taxes is attributable to the following geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income(loss) before income tax	$ (25,431)	$ 2,492	$ 3,280